Cover	Apr. 21, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 21, 2023
Entity Registrant Name	CROSSFIRST BANKSHARES, INC.
Entity Incorporation, State or Country Code	KS
Entity File Number	001-39028
Entity Tax Identification Number	26-3212879
Entity Address, Address Line One	11440 Tomahawk Creek Parkway
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	901-4516
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CFB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001458412
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this "Amendment") is being filed by CrossFirst Bankshares, Inc. (the "Company") for the purpose of amending and supplementing Item 3.02 of that certain Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission on April 21, 2023 (the "Original Form 8-K"). This Amendment is being filed to provide the total number of shares of the Company's common stock that were issued as merger consideration in connection with the Company's acquisition of Canyon Bancorporation, Inc. and its wholly owned subsidiary Canyon Community Bank, N.A. (the "Canyon Acquisition"). No other changes have been made to the Original Form 8-K.